Warrants - Schedule of Fair Value of Warrants Estimated Using Black-Scholes Option Pricing Model (Details) - Class D Common Stock Warrants [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Schedule of Fair Value of Warrants Estimated Using Black-Scholes Option Pricing Model [Line Items]
Volatility	100.00%	100.00%
Expected term (years)	5 years	5 years
Risk-free interest rate	4.20%	4.20%
Expected dividend yield	0.00%	0.00%